Net Revenue - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Contract Balances [line items]
Revenue from contracts with customers	$ 2,894,307.7	$ 2,161,735.8	$ 2,263,891.3
Accrued expenses and other current liabilities [member]
Disclosure of Contract Balances [line items]
Revenue from contracts with customers	$ 51,578.4	$ 69,598.3	$ 38,433.1